Mineral Property, Plant and Equipment - Disclosure of net book value of mineral property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 422,721	$ 415,559
Additions	8,318	7,038
Changes to environmental rehabilitation provision	11,206	330
Depreciation	(192)	(206)
Ending Balance	442,053	422,721
Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	471,411
Ending Balance	490,935	471,411
Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(48,690)
Ending Balance	(48,882)	(48,690)
Mineral Property [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	422,077	414,709
Additions	8,318	7,038
Changes to environmental rehabilitation provision	11,206	330
Depreciation	0	0
Ending Balance	441,601	422,077
Mineral Property [Member] | Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	469,245
Ending Balance	488,769	469,245
Mineral Property [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(47,168)
Ending Balance	(47,168)	(47,168)
Plant and Equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	644	850
Additions	0	0
Changes to environmental rehabilitation provision	0	0
Depreciation	(192)	(206)
Ending Balance	452	644
Plant and Equipment [Member] | Gross carrying value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,166
Ending Balance	2,166	2,166
Plant and Equipment [Member] | Accumulated depreciation and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	(1,522)
Ending Balance	$ (1,714)	$ (1,522)